COLT 2024-3 Mortgage Loan Trust ABS-15G

Exhibit 99.7

Loan Number	Deal ID	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	4350106903	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/13/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $3,360.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $3,360 is due to the added discount points with a valid COC or rate lock document This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,360.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	03/08/2024	Document Uploaded.	03/08/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has 7.36 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Qualifying DTI below max allowed. - Calculated DTI of 37.38% is less than Guideline DTI of 50%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106903	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Borrower has stable job time - Borrower has 7.36 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

																				Qualifying DTI below max allowed. - Calculated DTI of 37.38% is less than Guideline DTI of 50%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106898	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements. Allowed per lender guidelines, therefore downgraded to an A.	HPML compliant	03/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 34.65% is less than Guideline DTI of 45%

																				Borrower has stable job time - Borrower has 2.9 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106898	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,036.26) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,367.36). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA130b cure required
Refund in the amount of $331.10 requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower.
The lender credit decrease violation is due to the change/decrease in credits from the Initial CD to the Final CD. There was no COC found in the file to explain the reason for the decrease.	Document Uploaded.	03/17/2024	COC provided; exception resolved.; Document Uploaded.	03/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 34.65% is less than Guideline DTI of 45%

																				Borrower has stable job time - Borrower has 2.9 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106898	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. - Calculated DTI of 34.65% is less than Guideline DTI of 45%

																				Borrower has stable job time - Borrower has 2.9 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106902	XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	03/14/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Missing Title Report	Document Uploaded. please see attached.	03/18/2024	Title Commitment provided; exception resolved.; Title Document is fully Present; Document Uploaded. Hi, please see attached.	03/18/2024	Borrower has stable job time - Borrower has 11.41 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 34.43% is less than Guideline DTI of 50%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106902	XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	03/14/2024	Acknowledged	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX Hazard Insurance Effective Date of XXXX. Hazard insurance is active at the time of review.	Hazard insurance is active at the time of review.	03/04/2024	Hazard insurance is active at the time of review.	03/04/2024	Borrower has stable job time - Borrower has 11.41 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 791 is greater than Guideline minimum FICO of 660

																				Qualifying DTI below max allowed. - Calculated DTI of 34.43% is less than Guideline DTI of 50%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106900	XXXX	XXXX	XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,360.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $2360.00 is required, cure package: PCCD with LOE, copy of refund and proof of delivery or valid Coc. The Discount points $2360.00 were added to the LE issued 2/29/2024 without a valid reason.	Document Uploaded.	03/08/2024	Document Uploaded.	03/08/2024	Borrower has stable job time - Borrower has 6.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 660

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.93% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 69.93% is less than Guideline LTV of 80%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106900	XXXX	XXXX	XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 6.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 730 is greater than Guideline minimum FICO of 660

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.93% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 69.93% is less than Guideline LTV of 80%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106887		XXXX	XXXX	XXXX	XXXX	DC	ATR/QM: Exempt	Loan Review Complete	03/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106896		XXXX	XXXX	XXXX	XXXX	ME	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original CLTV is Below the Guideline Maximum Original LTV is Below the Guideline Maximum Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106896		XXXX	XXXX	XXXX	XXXX	ME	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original CLTV is Below the Guideline Maximum Original LTV is Below the Guideline Maximum Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106890		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/18/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106890		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.			HPML compliant	03/14/2024	Borrower has stable job time - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106890	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2024	Resolved	finding-2962	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
															While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	03/14/2024	Borrower has stable job time - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106875		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106906		XXXX	XXXX	XXXX	XXXX	MA	ATR/QM: Exempt	Loan Review Complete	03/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Borrower has stable job time -	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106904		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106904		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106889		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/22/2024	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing Executed Mortgage is missing	Document Uploaded.	03/25/2024	The Deed of Trust is Present; DOT provided; exception resolved.; Document Uploaded.	03/25/2024	Borrower has stable job time - Borrower has 23.97 years on job. Qualifying FICO is Greater than the Guideline Minimum Qualifying DTI below max allowed.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106905		XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/25/2024	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements Guidelines require gift funds to be documented with donor's letter, proof of funds and evidence of receipt. Lender provided gift letter and proof funds only. Missing evidence of receipt.	Document Uploaded. no Gift was needed. Please see updated 1003 removing the Gift.	03/29/2024	Additional information provided; exception resolved.; Document Uploaded. Hi, per our UW - no Gift was needed. Please see updated 1003 removing the Gift.	03/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106905	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/25/2024	Resolved	FCRE1345	Credit	Borrower 1 Lease Agreements Missing	Borrower 1 Lease Agreements Missing Missing lease agreement for subject property or comparable rent schedule. 1008 and lenders initial program information screen shot reflects rental income used. Additional conditions may apply.	Document Uploaded. - Rent schedule is in the appraisal – no lease agreements were used – Market rents are used with purchases on investment properties.
Please see Guidelines for Lease Property 8.7.9.
In this case this does not apply as there was no assigning on rental agreements on the RPA.	03/29/2024	Additional information provided; exception resolved.; Document Uploaded. Hi, per our UW - Rent schedule is in the appraisal – no lease agreements were used – Market rents are used with purchases on investment properties.
Please see Guidelines for Lease Property 8.7.9.
																		In this case this does not apply as there was no assigning on rental agreements on the RPA.	03/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106905		XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 720 is greater than Guideline minimum FICO of 680	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106901		XXXX	XXXX	XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	03/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 672 is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106901		XXXX	XXXX	XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 672 is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106881		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106874		XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106880		XXXX	XXXX	XXXX	XXXX	KS	ATR/QM: Exempt	Loan Review Complete	03/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106873		XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	03/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 721 is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106876		XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	03/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Resolved	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106878		XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	03/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106908		XXXX	XXXX	XXXX	XXXX	ME	ATR/QM: Exempt	Loan Review Complete	03/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.39 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106877		XXXX	XXXX	XXXX	XXXX	VA	ATR/QM: Exempt	Loan Review Complete	03/28/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 669 is greater than Guideline minimum FICO of 640	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106879		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	03/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106907		XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	03/31/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106909		XXXX	XXXX	XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Borrower 1 3rd Party VOE Prior to Close Missing	Document Uploaded. borrower is Self Employed. There is a CPA on page 360-362 of our package.	04/03/2024	Borrower 1 3rd Party VOE Prior to Close Was Provided; CPA letter provided; exception resolved.; Document Uploaded. Hi, borrower is Self Employed. There is a CPA on page 360-362 of our package.	04/03/2024		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106909		XXXX	XXXX	XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	3/31/2024		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106888		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/31/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.			HPML compliant	3/31/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 6.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106888		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/01/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 795 is greater than Guideline minimum FICO of 740 Borrower has stable job time - Borrower has 6.1 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106885	XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	45348	Resolved	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. There are only 2 mortgages reporting on credit, 11 and 8 months seasoned. No additional mortgage/rental rating in the file. Per lender GLs 4.15 - The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the last twelve (12) months.	03/04/2024 - per XXXX rebuttal, loan seasoned due to ownership, and not payments made. ;
03/04/2024 -The trade for 11 months is actually seasoned for 12 months since it was opened in January 2023 per the supplement. This counts as a full 12 month trade due to ownership at 12 months and no lates.;
Thank you.	3/4/2024	Housing delinquency meets guidelines.	3/4/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 686 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years
																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106885	XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	45348	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 686 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years
																					C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106885	XXXX	XXXX	XXXX	XXXX	GA	ATR/QM: Exempt	Loan Review Complete	45348	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 686 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 14.00 years
																					C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106945	XXXX	XXXX	XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45380	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.660%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	3/31/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.83 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.83 is less than Guideline CLTV of 75.00.
; Borrower 1 has significant job time - Borrower has 5.71 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.08 years
; Borrower has stable job time - Borrower has 5.71 years at job.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106945	XXXX	XXXX	XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45380	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.83 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.83 is less than Guideline CLTV of 75.00.
; Borrower 1 has significant job time - Borrower has 5.71 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.08 years
; Borrower has stable job time - Borrower has 5.71 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106945	XXXX	XXXX	XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45380	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 63.83 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 63.83 is less than Guideline CLTV of 75.00.
; Borrower 1 has significant job time - Borrower has 5.71 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 4.08 years
; Borrower has stable job time - Borrower has 5.71 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106950		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Acknowledged	722	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial Credit report in file expired XXXX.	Lender exception in file for Extension of credit to 3/15/2024	4/1/2024	Lender exception in file for Extension of credit to 3/15/2024	4/1/2024	Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years ; Borrower has stable job time - Borrower has 3.32 years at job.	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106950		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years ; Borrower has stable job time - Borrower has 3.32 years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106950		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has more than 2 years at current residence - Borrower at current residence 3.17 years ; Borrower has stable job time - Borrower has 3.32 years at job.	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106937	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($981,500.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($981,500.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.660%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/2/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 5.97 years on job
; Borrower has stable job time - Borrower has 5.97 years at job.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106937	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 5.97 years on job
; Borrower has stable job time - Borrower has 5.97 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106937	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 696 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 5.97 years on job
; Borrower has stable job time - Borrower has 5.97 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106939	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.660%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/2/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 37.17 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.56 months or $138676.90, are greater than the Guideline Minimum of 6.00 or $35316.27.
; Borrower 1 has significant job time - Borrower has 5.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.67 years
; Borrower has stable job time - Borrower has 5.62 years at job.
																					D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106939	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 37.17 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.56 months or $138676.90, are greater than the Guideline Minimum of 6.00 or $35316.27.
; Borrower 1 has significant job time - Borrower has 5.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.67 years
; Borrower has stable job time - Borrower has 5.62 years at job.
																					D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106939	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	2427	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: XXXX identified on internal company watchlist. Client to provide verification this alert has been cleared.	04/09/2024 - Client Rebuttal - The warning in question was in regards to another application the borrower had with XXXX lending but this is the loan we were paying off. The initial loan did close and the other REO was disclosed and we are uploading the statement for the mortgage on this REO. XXXX does not clear fraud alerts like FNMA might do but the issues were addressed appropriately.	4/9/2024	Alerts from Fraud Report have been cleared.	4/9/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 37.17 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.56 months or $138676.90, are greater than the Guideline Minimum of 6.00 or $35316.27.
; Borrower 1 has significant job time - Borrower has 5.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.67 years
; Borrower has stable job time - Borrower has 5.62 years at job.
																					D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106939	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial File is missing mortgage statement, HOI and HOA to verify PITIA figures for REO located at XXXX. Only document in file for this REO is profile report showing annual taxes.	04/09/2024 - Audit verified pitia for noo. condition cleared.; 04/09/2024 - Uploading statement from XXXX showing the presence of impounds.	4/9/2024	Borrower liabilities verified indicator is Present	4/9/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 37.17 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 23.56 months or $138676.90, are greater than the Guideline Minimum of 6.00 or $35316.27.
; Borrower 1 has significant job time - Borrower has 5.62 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 8.67 years
; Borrower has stable job time - Borrower has 5.62 years at job.
																					D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106942	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.660%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/2/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.67 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.67 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.11 months or $161519.85, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106942	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.67 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.67 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.11 months or $161519.85, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106942	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 61.67 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 61.67 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 809 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 44.11 months or $161519.85, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106940	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45384	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.900%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 16.32 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.67 years
; Borrower has stable job time - Borrower has 16.32 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106940	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45384	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	Reserves of 4.47 months are less than the minimum required of six months at 85% LTV. Per NP Matrix, six months reserves required for LTV greater than 75%.	Lender Approved Exception to allow only three months reserves instead of the required six.	4/2/2024	Lender Approved Exception to allow only three months reserves instead of the required six.	4/2/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 16.32 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.67 years
; Borrower has stable job time - Borrower has 16.32 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106940	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45384	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 16.32 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.67 years
; Borrower has stable job time - Borrower has 16.32 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106940	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45384	Resolved	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $529.38.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA 130b Cure required:
Refund in the amount of $ 529.38, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance violation in the amount of $529.38 due to increase of Broker Fee on Initail CD 03/14/24. The fee appears to be due to an increase in loan amount, however we have no COC to complete the date testing to determine the validity of the COC.	COC provided; TILA 130b Cure required:;
Refund in the amount of $ 529.38, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance violation in the amount of $529.38 due to increase of Broker Fee on Initial CD XXXX. The fee appears to be due to an increase in loan amount, however we have no COC to complete the date testing to determine the validity of the COC.	4/11/2024	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	4/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is Greater than the Guideline Minimum of 675.
; Borrower 1 has significant job time - Borrower has 16.32 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.67 years
; Borrower has stable job time - Borrower has 16.32 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106884	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45384	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.45 months or $26942.87, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
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XXXX	4350106884	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45384	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.45 months or $26942.87, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
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XXXX	4350106884	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45384	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 7.45 months or $26942.87, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 16.00 years
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XXXX	4350106943	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45385	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.97 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.71 months or $86844.77, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 29.24 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.17 years
; Borrower has stable job time - Borrower has 29.24 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106943	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45385	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.97 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.71 months or $86844.77, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 29.24 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.17 years
; Borrower has stable job time - Borrower has 29.24 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106943	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45385	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.97 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 74.99 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 74.99 is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 32.71 months or $86844.77, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 29.24 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.17 years
; Borrower has stable job time - Borrower has 29.24 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106936	XXXX	XXXX	XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 46.28 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 132.83 months or $2106321.59, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106936	XXXX	XXXX	XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 46.28 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 132.83 months or $2106321.59, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106936	XXXX	XXXX	XXXX	XXXX	AZ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45386	Resolved	2578	Credit	Housing history does not meet guidelines	Guideline section 4.16 Absence of Mortgage/Rental History states in the absence of a mortgage/rental rating covering the last twelve months, the loan will be considered on a case-by-case basis. Documentation to verify the rental history or an approved exception is not in file.	04/12/2024 - Audit verified 12 months paid per lease agreement received. Condition cleared. ;
04/12/2024 - Uploading rental agreement showing entire lease payment and copy of check where borrower prepaid the entire year’s rent upfront.	4/12/2024	Housing delinquency meets guidelines.	4/12/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of 46.28 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 46.28 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 132.83 months or $2106321.59, are greater than the Guideline Minimum of 0.00 or $0.00.
																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106953	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45386	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.770%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.90 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.72 months or $31202.04, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has stable job time - Borrower has 2.52 years at job.
																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106953	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45386	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.90 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.72 months or $31202.04, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has stable job time - Borrower has 2.52 years at job.
																					C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106953	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45386	Resolved	3500	Credit	Borrower residency documentation not provided or issue with documentation	Missing IRS issued ITIN documentation as loan was approved as an ITIN. An unexpired passport was the only residency/identification documentation provided. Per Conditional Loan Approval, condition #4301 was not met for an IRS letter for issuance of ITIN number. Supported by Lender GL Section 3.9 - Individual Tax Identification Number (ITIN) Borrowers.	04/12/2024 - ITIN verified, condition cleared.; 04/12/2024 - Client submitted ITIN for review.	4/12/2024	Borrower residency documentation has been provided and there are no issues with documentation.	4/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.90 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 744 is Greater than the Guideline Minimum of 725.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.72 months or $31202.04, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has stable job time - Borrower has 2.52 years at job.
																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106931	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	1246	Credit	Transmittal Summary is Partial	The transmittal summary is Partial Lender did not include departing residence PITI into DTI. Client to provide final ULAW and URLA showing departing residence PITIA included.	04/12/2024 - Audit verified final CD and online search show property sold. Condition cleared.; 04/12/2024- Departure residence was sold. Uploaded a copy of the final CD from the sale of the departure.	4/12/2024	The transmittal summary is Present	4/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.23 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 80.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.53 months or $37279.50, are greater than the Guideline Minimum of 6.00 or $13529.50.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106931	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.770%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.23 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 80.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.53 months or $37279.50, are greater than the Guideline Minimum of 6.00 or $13529.50.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106931	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	-96413	Compliance	NC RSHL Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold. The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following: The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.770%) by 1.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.770%) by 3.5% or more. All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; HPML Compliant	HPML compliant	4/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.23 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 80.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.53 months or $37279.50, are greater than the Guideline Minimum of 6.00 or $13529.50.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106931	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.23 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 80.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.53 months or $37279.50, are greater than the Guideline Minimum of 6.00 or $13529.50.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106931	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial Client to provide mortgage statement, taxes, insurance and HOA docs for XXXX. File is missing PITIA docs for XXXX ( departing residence). The property was listed as sold on the initial URLA and updated to retained on the final URLA.	04/12/2024 - Audit verified final CD and online search show property sold. Condition cleared.;
04/12/2024 - Departure residence was sold. Final CD and updated page 3 of the final 1003 have been uploaded.	4/12/2024	Borrower liabilities verified indicator is Present	4/12/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 18.23 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 80.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 16.53 months or $37279.50, are greater than the Guideline Minimum of 6.00 or $13529.50.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106935	XXXX	XXXX	XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.900%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.55 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.19 months or $18978.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.33 years
; Borrower has stable job time - Borrower has 2.18 years at job.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106935	XXXX	XXXX	XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.55 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.19 months or $18978.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.33 years
; Borrower has stable job time - Borrower has 2.18 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106935	XXXX	XXXX	XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.55 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 755 is Greater than the Guideline Minimum of 650.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.19 months or $18978.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.33 years
; Borrower has stable job time - Borrower has 2.18 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106952	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.710%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.710%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.710%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/5/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.17 months or $32101.67, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 9.00 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.58 years
; Borrower has stable job time - Borrower has 9.00 years at job.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106952	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.17 months or $32101.67, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 9.00 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.58 years
; Borrower has stable job time - Borrower has 9.00 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106952	XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 36.98 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 14.17 months or $32101.67, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 9.00 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 11.58 years
; Borrower has stable job time - Borrower has 9.00 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106951		XXXX	XXXX	XXXX	XXXX	FL	Safe Harbor QM (APOR)	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.83 is less than the Guideline DTI of 50.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106951		XXXX	XXXX	XXXX	XXXX	FL	Safe Harbor QM (APOR)	Loan Review Complete	45387	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.83 is less than the Guideline DTI of 50.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106951		XXXX	XXXX	XXXX	XXXX	FL	Safe Harbor QM (APOR)	Loan Review Complete	45387	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.83 is less than the Guideline DTI of 50.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106882	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	45387	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.38 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.38 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106882	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	45390	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.38 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.38 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106882	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 41.38 is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 41.38 is less than Guideline CLTV of 65.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is Greater than the Guideline Minimum of 650.
; Borrower has more than 2 years at current residence - Borrower at current residence 7.00 years
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106886		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45387	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 169.12 months or $430666.79, are greater than the Guideline Minimum of 0.00 or $0.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106886		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45387	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 169.12 months or $430666.79, are greater than the Guideline Minimum of 0.00 or $0.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106886		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45387	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 169.12 months or $430666.79, are greater than the Guideline Minimum of 0.00 or $0.00.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106932	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45390	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.08 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.45 months or $14999.82, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 41.96 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
; Borrower has stable job time - Borrower has 41.96 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106932	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45390	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.08 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.45 months or $14999.82, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 41.96 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
; Borrower has stable job time - Borrower has 41.96 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106932	XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 9.08 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.45 months or $14999.82, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 41.96 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 15.00 years
; Borrower has stable job time - Borrower has 41.96 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106944	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.38 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.37 months or $51498.15, are greater than the Guideline Minimum of 6.00 or $24987.41.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years
; Borrower has stable job time - Borrower has 2.25 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106944	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.38 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.37 months or $51498.15, are greater than the Guideline Minimum of 6.00 or $24987.41.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years
; Borrower has stable job time - Borrower has 2.25 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106944	XXXX	XXXX	XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 35.38 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 812 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.37 months or $51498.15, are greater than the Guideline Minimum of 6.00 or $24987.41.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.00 years
; Borrower has stable job time - Borrower has 2.25 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106954	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.770%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.770%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/9/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 8.13 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 30.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.51 months or $40000.00, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 31.66 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 31.42 years
; Borrower has stable job time - Borrower has 31.66 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106954	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 8.13 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 30.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.51 months or $40000.00, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 31.66 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 31.42 years
; Borrower has stable job time - Borrower has 31.66 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106954	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 8.13 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 30.00 is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30.00 is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 716 is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 24.51 months or $40000.00, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 31.66 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 31.42 years
; Borrower has stable job time - Borrower has 31.66 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106933	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.22 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 42.42 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is Greater than the Guideline Minimum of 725.
; Borrower 1 has significant job time - Borrower has 5.22 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.22 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106933	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.22 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 42.42 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is Greater than the Guideline Minimum of 725.
; Borrower 1 has significant job time - Borrower has 5.22 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.22 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106933	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 2.22 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 42.42 is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 42.42 is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 742 is Greater than the Guideline Minimum of 725.
; Borrower 1 has significant job time - Borrower has 5.22 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
; Borrower has stable job time - Borrower has 5.22 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106938	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45391	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.82 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 3.64 months or $12208.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.50 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106938	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45391	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.82 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 3.64 months or $12208.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.50 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106938	XXXX	XXXX	XXXX	XXXX	UT	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45391	Resolved	932	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. Loan file is missing the original appraisal. The file only contains the final completion report.	04/10/2024 - appraisal reviewed and cleared; 04/10/2024 - client submitted appraisal for review	4/10/2024	Origination appraisal is Present.	4/10/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.82 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 75.00 is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 75.00 is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 3.64 months or $12208.56, are greater than the Guideline Minimum of 0.00 or $0.00.
; Borrower 1 has significant job time - Borrower has 6.58 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 2.50 years
; Borrower has stable job time - Borrower has 6.58 years at job.
																					D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106941	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45391	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.89 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.65 months or $159394.92, are greater than the Guideline Minimum of 6.00 or $75585.49.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 2.24 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106941	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45392	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.89 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.65 months or $159394.92, are greater than the Guideline Minimum of 6.00 or $75585.49.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 2.24 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106941	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45392	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 39.89 is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 808 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 12.65 months or $159394.92, are greater than the Guideline Minimum of 6.00 or $75585.49.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.08 years
; Borrower has stable job time - Borrower has 2.24 years at job.
																					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106949	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45392	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($1,149,825.00) and the APR exceeds the Average Prime Offer Rate (6.590%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($1,149,825.00) and the APR exceeds the Average Prime Offer Rate (6.590%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.590%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/11/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.12 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.25 years
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106949	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.12 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.25 years
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106949	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 31.12 is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of 65.00 is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of 65.00 is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is Greater than the Guideline Minimum of 700.
; Borrower has more than 2 years at current residence - Borrower at current residence 2.25 years
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106947	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($1,149,825.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($1,149,825.00) and the APR exceeds the Average Prime Offer Rate (6.900%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.900%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 49.42 months or $284741.74, are greater than the Guideline Minimum of 6.00 or $34570.30.
; Borrower 1 has significant job time - Borrower has 37.60 years on job
; Borrower has stable job time - Borrower has 37.60 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106947	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 49.42 months or $284741.74, are greater than the Guideline Minimum of 6.00 or $34570.30.
; Borrower 1 has significant job time - Borrower has 37.60 years on job
; Borrower has stable job time - Borrower has 37.60 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106947	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 789 is Greater than the Guideline Minimum of 750.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 49.42 months or $284741.74, are greater than the Guideline Minimum of 6.00 or $34570.30.
; Borrower 1 has significant job time - Borrower has 37.60 years on job
; Borrower has stable job time - Borrower has 37.60 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106934	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45381	Resolved	1228	Compliance	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.	04/11/2024 - docs sent to compliance team for review. ; 04/11/2024 - client submitted compliance docs for review.	4/11/2024	The eSigned documents consent is Present.	4/12/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.88 months or $81002.31, are greater than the Guideline Minimum of 6.00 or $30607.92.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years
																					D	B	D	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106934	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45381	Resolved	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings: The loan has a date creditor received application on or after the effective date of June 1, 2013, and either: The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 1.5% or more; or The loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($766,550.00) and the APR exceeds the Average Prime Offer Rate (6.660%) by 2.5% or more; or The loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.660%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	HPML compliant	4/1/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.88 months or $81002.31, are greater than the Guideline Minimum of 6.00 or $30607.92.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years
																					D	B	C	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106934	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Acknowledged	1257	Credit	Borrower Employment Verification does not meet guidelines	Missing Verification of Employment for Affinity Home Health Services. Per Lender GL Section 3 (I): Wage Earner with qualifying income requires a verbal VOE conducted by Funding Department within ten calendar days prior to closing.	04/11/2024 - VOE received is post close dated XXXX. Note date is XXXX. VOE does not meet lender Gls. Per Lender GL Section 3 (I): Wage Earner with qualifying income requires a verbal VOE conducted by Funding Department within ten calendar days prior to closing.;
04/11/2024 - client submitted VOE for review; XXXX - Ok per XXXX to use post dated VVOE, borrower still employed at same employer.	4/19/2024	Ok per XXXX to use post dated VVOE, borrower still employed at same employer	4/19/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.88 months or $81002.31, are greater than the Guideline Minimum of 6.00 or $30607.92; Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years
																					D	B	C	B	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106934	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.88 months or $81002.31, are greater than the Guideline Minimum of 6.00 or $30607.92.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years
																					D	B	A	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106934	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45383	Resolved	2571	Credit	Final Loan Application is Partial	Final 1003, Section 1b, is incorrect as it reflects borrower as Owner/Self-Employed for XXXX.	04/11/2024 - client submitted updated urla for review. Employment section updated, condition cleared.	4/11/2024	Final Loan Application is Present	4/11/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 15.88 months or $81002.31, are greater than the Guideline Minimum of 6.00 or $30607.92.
; Borrower has more than 2 years at current residence - Borrower at current residence 3.50 years
																					D	B	D	A	D	B	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106948	XXXX	XXXX	XXXX	XXXX	NC	ATR/QM: Exempt	Loan Review Complete	45392	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.21 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 61.23 months or $137614.76, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.25 years
; Borrower has stable job time - Borrower has 2.80 years at job.
																					D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106948	XXXX	XXXX	XXXX	XXXX	NC	ATR/QM: Exempt	Loan Review Complete	45393	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.21 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 61.23 months or $137614.76, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.25 years
; Borrower has stable job time - Borrower has 2.80 years at job.
																					D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106948	XXXX	XXXX	XXXX	XXXX	NC	ATR/QM: Exempt	Loan Review Complete	45393	Resolved	1257	Credit	Borrower Employment Verification does not meet guidelines	The borrower is using income from XXXX; however, there is an Articles of Organization in file for XXXX. Therefore, there is no documentation in file to verify a current and active business for XXXX.Guideline section IX. Acceptable Evidence of Self-Employed Business states one item from the following list may be used for verification of a current and active business: Copy of business license covering the current business year as of the date of the application, copy of the Articles of Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date, tax preparer's letter, two years of business tax returns in the form of 1065, 1120 or 1120S and corresponding schedule K-1, or two years of business tax returns in the form of 1040 and corresponding schedule C.	04/17/2024 - Audit verified LLC docs for BR; 04/17/2024 - Uploading online filing for XXXX formed in 2014.Thank you	4/17/2024	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	4/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.21 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 61.23 months or $137614.76, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.25 years
; Borrower has stable job time - Borrower has 2.80 years at job.
																					D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106948	XXXX	XXXX	XXXX	XXXX	NC	ATR/QM: Exempt	Loan Review Complete	45393	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	The final 1003 reflects $16.67 as an extra portion of the total payment for XXXX; however, documentation is not in file to verify this amount. Documentation is required to verify the possible HOA of $16.67 for XXXX.	04/17/2024 - Client verified property is SFR. No HOA on updated URLA.; 04/17/2024 - Client rebuttal - This figure was added in error as subject is an SFR with no HOA dues. Uploading updated 1003.	4/17/2024	Borrower liabilities verified indicator is Present	4/17/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of 22.21 is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 61.23 months or $137614.76, are greater than the Guideline Minimum  or $0.00.
; Borrower has more than 2 years at current residence - Borrower at current residence 12.25 years
; Borrower has stable job time - Borrower has 2.80 years at job.
																					D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106946	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 22.39 months or $256720.32, are greater than the Guideline Minimum of 6.00 or $68799.88.
; Borrower has stable job time - Borrower has 4.99 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106946	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45393	Resolved	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 22.39 months or $256720.32, are greater than the Guideline Minimum of 6.00 or $68799.88.
; Borrower has stable job time - Borrower has 4.99 years at job.
																					C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106946	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45392	Resolved	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $13,266.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA 130b Cure Required:
Refund in the amount of $13,266.00 requires a cure package that contains a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The Zero Tolerance violation in the amount of $13,266.00 is due to Discount Point Fee added on LE 2/22/2024 without a COC provided in the file	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
COC provided; TILA 130b Cure Required: ;
Refund in the amount of $13,266.00 requires a cure package that contains a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The Zero Tolerance violation in the amount of $13,266.00 is due to Discount Point Fee added on LE 2/22/2024 without a COC provided in the file	4/23/2024	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	4/23/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 22.39 months or $256720.32, are greater than the Guideline Minimum of 6.00 or $68799.88.
; Borrower has stable job time - Borrower has 4.99 years at job.
																					C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106883		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45385	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	The deductible on the HO6 is $1500. There is documentation in file stating this is the minimum deductible for HO6 in Florida. Guideline section 23.40 Hazard Insurance F. Deductible states the deductible clause may not exceed the lower of $5000 or 2.5% of the amount of coverage.	04/10/2024 - Exception approved and noted in Byte. - Exception Request: $1,500 is lowest deductible available for Condo in Florida per this Agent. Compensating factors: 65% LTV, significant reserves after closing, borrower is a seasoned landlord, subject in C3 condition with recent remodeling.	4/10/2024	Exception approved and noted in Byte	4/10/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106883		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45385	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106883		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	45385	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106929		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Acknowledged	871	Credit	Hazard Insurance Indicator is Partial	Guideline section 23.40 Hazard Insurance F. Deductible states the deductible clause may not exceed the lower of $5,000 or 2.5% of the amount of coverage. The declaration page in file reflects a deductible of 1%/$XXXX, which exceeds guidelines.	04/12/2024 - An approved exception is in file to allow 1% deductible. Per agent email, 1% is the lowest deductible available. The compensating factors for partial HOI indicator are as follows: 63% LTV, 760 FICO, no negative credit at all, significant reserves after closing and subject in C3 condition. Thank you.	4/12/2024	An approved exception is in file	4/12/2024		D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106929		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106929		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106929		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	651	Credit	Borrower Liabilities Verification Indicator is Partial	Guideline section 7.2 Debt-To-Income Ratio Monthly Housing Expense states the monthly housing expense is comprised of principal and interest payments, payments on subordinate financing on the borrower's principal residence (if applicable), hazard insurance, flood insurance (if applicable), mortgage insurance (if applicable), real estate taxes and/or assessments, and homeowner's association fees on the borrower's principal residence (if applicable). XXXX hazard insurance does not reflect a mortgagee. Taxes and insurance documentation is provided for this property; however, the final 1003 reflects a total of $1262.31 but the taxes and insurance received only reflect $1172.74. Documentation to verify the HOA for XXXX is required.	04/12/2024 - Audit verified $89.59 HOA monthly fee for REO. Condition cleared.; 04/12/2024 - Uploading annual HOA document.	4/12/2024	Borrower liabilities verified indicator is Present	4/12/2024		D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106930	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Acknowledged	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 54.83 exceeds guideline maximum of 50.00. NP Rate sheet & Matrix 2024 02 22 reflects maximum DTI is 50%. The audit income is $17,556.67 and lender income is $21,963.34. The audit income is used to qualify since it is most conservative. This is the reason the audit DTI exceeds the maximum.	04/30/2024 - Audit income reviewed with management. Audit income : Monthly Avg Income $31,376.20 x 70% expense ratio = $21,963.34 x 80% ownership = $17,570.67. Email being sent to XXXX from management.;
04/30/2024 - client rebuttal - XXXX Lending is only using 80% ownership of the entity for income. At no point were we using 100% ownership. XXXX may or may or may not have an ownership interest but we are not using any income from him to qualify so we did not need to document anything from him. Early on we used a 100% ownership figure until the CPA letter showed it was actually 80% and that is the factor of ownership we used in our final bank statement analysis. Uploading for review with emphasis that they own 80% of the business with only a 30% expense factor so 70% of the income is being used while also accounting for only 80% ownership, thank you.;
04/24/2024 - Audit providing additional clarification:  XXXX used $21,963.34 to qualify the borrower. That would be the income if the borrower owned the business at 100%, however the borrower owns 80% of the business per the CPA letter.  At 80%, the income is $17,570.67 (which is also listed on XXXX’s income calculation worksheet).    ;
There is a co-borrower on the loan and there is a bond certificate in the file reflecting he owns 10% or more, however the XXXX did not use income for the co-borrower and the URLA reflects no employment/income applicable. The CPA letter in file only addresses 80% ownership for the borrower.;
Can XXXX please provide documentation on how XXXX came to a 100% ownership conclusion for the borrower. Audit cannot assume 20% ownership for the co-borrower and allocate that income to him.;
04/16/2024 - Audit Income review. All figures match lender except for the final figure. Lender used 100% ownership, or $21,963.34/mo. Lender did not factor in that the borrower is only 80% owner per CPA letter and final line of income calc worksheet. Final income at 80% ownership is $17,570.67.;
;
04/16/2024 - Client Rebuttal - Uploading Bank Statement Analysis detailing out our income calculations on a monthly basis for what was excluded. Please provide monthly breakdown of excluded income.; 05/02/2024 -Ok Per XXXX for DTI over 50% but less than 55%, comp factors, 75% purchase, 758 FICO, no housing lates in last 5+ years, subject in C3 condition.	5/2/2024	Audit income reviewed with management. Audit income : Monthly Avg Income $31,376.20 x 70% expense ratio = $21,963.34 x 80% ownership = $17,570.67. Email being sent to XXXX from management	5/2/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.78 months or $26706.59, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 5.23 years at job.
																					C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106930	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Acknowledged	3467	Credit	Minimum Trade Line Requirement Not Met	Guideline section 4.5 Minimum Credit Depth states a minimum credit depth of three acceptable tradelines aged individually for a minimum of two years is required for LTVs greater than 65%. The credit report only reflects 2 trades at 24 months.	There is an approved exception in file to move forward with 75% LTV with 2 trades at 24 months subject to 24 month VOR. Management review to add spouse to loan due to credit depth of borrower. B2 is ITIN and reflects 2 scores.	4/16/2024	There is an approved exception in file	4/16/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.78 months or $26706.59, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 5.23 years at job.
																					C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106930	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.78 months or $26706.59, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 5.23 years at job.
																					C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106930	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	45390	Resolved	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; Please provide the missing Initial CD to complete TRID Testing	initial CD provided; Please provide the missing Initial CD to complete TRID Testing	4/17/2024	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	4/17/2024	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of 5.78 months or $26706.59, are greater than the Guideline Minimum or $0.00.
; Borrower 1 has significant job time - Borrower has 5.23 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 21.00 years
; Borrower has stable job time - Borrower has 5.23 years at job.
																					C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
XXXX	4350106897	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	02/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

																				Borrower has stable job time - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106897	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	02/29/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Batch update

Original LTV is Below the Guideline Maximum - Batch update

Qualifying FICO is Greater than the Guideline Minimum - Batch update

																				Borrower has stable job time - Batch update	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106923		XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	04/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106920		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2024	Resolved	FCOM1277	Compliance	Notice to Cosignor is Missing	Notice to Cosignor is Missing Notice to Cosignor not provided.	There is only one borrower on this loan. Please clarify which form you are looking for exactly.	04/03/2024	Notice to Cosignor is Present or Not Applicable; Notice to Cosignor is Present or Not Applicable	04/04/2024	Borrower has stable job time - Borrower has 8.23 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106920		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.23 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106915	XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2024	Resolved	FCOM1233	Compliance	The Final 1003 is Incomplete	The Final 1003 is Incomplete Borrower Employment dates on initial and final 1003 are not correct please correct. Borrower working before he was even born.	Document Uploaded. please see corrected 1003.	04/04/2024	Updated 1003 provided; exception resolved.	04/05/2024	Qualifying DTI below max allowed. - Calculated DTI of 39.99% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 23.71 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106915	XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2024	Resolved	finding-2623	Compliance	MD COMAR Higher-Priced Mortgage Loan Test	This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR).

While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML compliant	04/03/2024	Qualifying DTI below max allowed. - Calculated DTI of 39.99% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 23.71 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106915	XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	04/03/2024	Qualifying DTI below max allowed. - Calculated DTI of 39.99% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 23.71 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106915	XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 39.99% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 719 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 23.71 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106917		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 15.05 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106917		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 15.05 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106919	XXXX	XXXX	XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.
															This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/05/2024	Borrower has stable job time - Borrower has 7.5 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106919		XXXX	XXXX	XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.5 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106914		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106914		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 5.15 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 790 is greater than Guideline minimum FICO of 700	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106918		XXXX	XXXX	XXXX	XXXX	NM	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/05/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106918		XXXX	XXXX	XXXX	XXXX	NM	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106924		XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106924		XXXX	XXXX	XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/06/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.75 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 796 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106916		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	04/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 10.51% is less than Guideline DTI of 45% Borrower has stable job time - Borrower has 11.0 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106894	XXXX	XXXX	XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	04/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 30.06% is less than Guideline LTV of 65%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 30.06% is less than Guideline CLTV of 65%

Qualifying DTI below max allowed. - Calculated DTI of 34.94% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 804 is greater than Guideline minimum FICO of 740

																				Borrower has stable job time - Borrower has 8.4 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106912	XXXX	XXXX	XXXX	XXXX	MD	ATR/QM: Exempt	Loan Review Complete	04/08/2024	Resolved	FPRO0936	Property	UCDP Summary Report is Missing	The UCDP Summary Report is Missing	Document Uploaded.	04/09/2024	UCDP provided; exception resolved.; UCDP provided; exception resolved.	04/10/2024	Borrower has stable job time - Borrower has 4.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.6% is less than Guideline DTI of 45%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 740	B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106912	XXXX	XXXX	XXXX	XXXX	MD	ATR/QM: Exempt	Loan Review Complete	04/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 4.47 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 23.6% is less than Guideline DTI of 45%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 805 is greater than Guideline minimum FICO of 740	B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106921	XXXX	XXXX	XXXX	XXXX	OR	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML compliant	04/09/2024	Borrower has stable job time - Borrower has 20.43 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106921	XXXX	XXXX	XXXX	XXXX	OR	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/08/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 20.43 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 24.55% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 712 is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106891	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 50.78 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 11.75% is less than Guideline DTI of 45%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106891	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 50.78 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 11.75% is less than Guideline DTI of 45%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 758 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106893		XXXX	XXXX	XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	04/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing 01/2024 bank statement for XXXX account used for income qualification. Additional conditions may apply.	Document Uploaded. UW only used up until December 23	04/10/2024	Income and Employment Meet Guidelines; exception resolved.	04/11/2024	Qualifying DTI below max allowed. - Calculated DTI of 39.78% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 6.02 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106910		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 43% Borrower has stable job time - Borrower has 5.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106910		XXXX	XXXX	XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of 12.58% is less than Guideline DTI of 43% Borrower has stable job time - Borrower has 5.84 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106922	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Guidelines require verification of the business existence dated within 60 days of the note date. CPA letters provided are not dated and there's no VOE in file.	Document Uploaded. please see attached CPA Letter dated.	04/22/2024	Borrower 1 3rd Party VOE Prior to Close Was Provided	04/23/2024	Borrower has stable job time - Borrower has 2.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.86% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106922	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines require verification of the business existence dated within 60 days of the note date. CPA letters provided are not dated and there's no VOE in file.	Document Uploaded. please see attached CPA Letter dated.	04/22/2024	Income and Employment Meet Guidelines	04/23/2024	Borrower has stable job time - Borrower has 2.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.86% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106922	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	Missing letter of explanation for inquiries reflected on the credit report from 01/02/2024-01/22/2024.	Document Uploaded.please see attached.	04/12/2024	LOX provided; exception resolved.	04/15/2024	Borrower has stable job time - Borrower has 2.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.86% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106922	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	FVAL6465	Property	Property is listed for sale	The appraisal reflects property is listed with the MLS and is still active as of XXXX. Guidelines require the property must be delisted at least one day prior to application date.	Document Uploaded. - the property was taken off the market as the borrower wanted to make this his primary residence. There is document on page 135 of our package showing it was off market. Please review.	04/12/2024	Additional information provided; exception resolved.	04/15/2024	Borrower has stable job time - Borrower has 2.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.86% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106922	XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/09/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.	HPML compliant	04/09/2024	Borrower has stable job time - Borrower has 2.24 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 6.86% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 695 is greater than Guideline minimum FICO of 680	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106892	XXXX	XXXX	XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2024	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $225.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $225.00, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $225.00 is due to increase from $250.00 to $475.00 for the Appraisal Re-Inspection Fee from the LE dated 1/29/2024 to dated final CD 3/25/2024. Fee increased on the re disclosed LE dated 3/15/2024 without a valid COC in the loan file.	Document Uploaded. ; Document Uploaded.	04/25/2024	Cure package provided	04/25/2024	Qualifying DTI below max allowed. - Calculated DTI of 24.62% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	4350106892	XXXX	XXXX	XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 24.62% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 11.24 years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	4350106927		XXXX	XXXX	XXXX	XXXX	CO	ATR/QM: Exempt	Loan Review Complete	04/10/2024	Resolved	FPRO1244	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	04/12/2024	TPV provided; exception resolved.	04/15/2024	Borrower has stable job time - Borrower has 4.93 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.19% is less than Guideline DTI of 50%	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106927		XXXX	XXXX	XXXX	XXXX	CO	ATR/QM: Exempt	Loan Review Complete	04/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 4.93 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.19% is less than Guideline DTI of 50%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106927		XXXX	XXXX	XXXX	XXXX	CO	ATR/QM: Exempt	Loan Review Complete	04/10/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 4.93 years on job. Qualifying DTI below max allowed. - Calculated DTI of 7.19% is less than Guideline DTI of 50%	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106925		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Qualifying DTI below max allowed. - Compensating Factor Borrower has stable job time - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106925		XXXX	XXXX	XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Compensating Factor Qualifying DTI below max allowed. - Compensating Factor Borrower has stable job time - Compensating Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106913		XXXX	XXXX	XXXX	XXXX	NJ	ATR/QM: Exempt	Loan Review Complete	04/19/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	A VOE is not required on the NANQ Alt Doc 12-months Bank Statement loan program. A CPA letter was provided as documentation that borrower is 100% owner and business is active. Please waive condition.	04/25/2024	Borrower 1 3rd Party VOE Prior to Close Was Provided; Client provided documentation; exception resolved.	04/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 19.14 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106913		XXXX	XXXX	XXXX	XXXX	NJ	ATR/QM: Exempt	Loan Review Complete	04/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 738 is greater than Guideline minimum FICO of 720 Borrower has stable job time - Borrower has 19.14 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106895		XXXX	XXXX	XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	04/23/2024	Borrower has stable job time - Borrower has 7.05 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106895		XXXX	XXXX	XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.05 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106926	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/24/2024	Resolved	finding-2962	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to A. This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
															While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/27/2024	Borrower has stable job time - Borrower has 11.14 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106926		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/24/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML compliant	04/27/2024	Borrower has stable job time - Borrower has 11.14 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106926		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/25/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 11.14 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106928		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/25/2024	Acknowledged	FCRE1169	Credit	Flood Insurance Effective Date is after the Note Date	Flood Insurance Effective Date of XXXX is after the Note Date of XXXX Missing the previous Hazard Insurance Declaration and Flood Insurance page to show current coverage.			Coverage active at the time of review.	04/25/2024	Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.27 years on job.	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
XXXX	4350106928		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/25/2024	Acknowledged	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Disclosure not located in file for review.			Non-material	04/25/2024	Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.27 years on job.	C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
XXXX	4350106928		XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/25/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	04/29/2024	Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.27 years on job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
XXXX	4350106928	XXXX	XXXX	XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/25/2024	Resolved	finding-2962	Compliance	CA AB 260 Higher-Priced Mortgage Loan Test	This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
															While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.			HPML compliant	04/29/2024	Qualifying DTI below max allowed. - Calculated DTI of 30.54% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 9.27 years on job.	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
XXXX	4350106911		XXXX	XXXX	XXXX	XXXX	WY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/29/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 9.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106911		XXXX	XXXX	XXXX	XXXX	WY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/26/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 9.21 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106899	XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	45301	Resolved	1245	Credit	Transmittal Summary is Missing	The transmittal summary is Missing; The 1008 and Lender's Approval were not provided. Unable to determine what credit grade was used to underwrite the loan.	1.18.24 - Transmittal summary provided; The 1008 and Lender's Approval were not provided. Unable to determine what credit grade was used to underwrite the loan.	1/18/2024	The transmittal summary is Present; exception resolved.	1/18/2024	Borrower 1 has significant job time - Borrower has 13.94 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 13.94 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106899	XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	45301	Resolved	455	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application; The initial 1003 was not provided.	1.18.24 - Initial 1003 provided; The initial 1003 was not provided.	1/18/2024	Received copy of initial loan application; exception resolved.	1/18/2024	Borrower 1 has significant job time - Borrower has 13.94 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 13.94 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350106899	XXXX	XXXX	XXXX	XXXX	TX	ATR/QM: Exempt	Loan Review Complete	45301	Resolved	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower 1 has significant job time - Borrower has 13.94 years on job
; Borrower has more than 2 years at current residence - Borrower at current residence 6.00 years
; Borrower has stable job time - Borrower has 13.94 years at job.
																				; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A